Condensed Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Accumulated depreciation	$ 1,200,000	$ 1,078,000	$ 577,000
Debt instrument, unamortized discount, current	$ 110,000	$ 0	$ 2,326,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		100,000,000	100,000,000
Common Stock, Shares, Outstanding	11,977,184	11,899,865	10,995,066
Common Stock, Shares, Issued	11,977,184	11,899,865	10,995,066
Related Party [Member]
Statement [Line Items]
Notes payable current	$ 225,000	$ 225,000
Series A Preferred Stock [Member]
Statement [Line Items]
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Rental Equipment [Member]
Statement [Line Items]
Accumulated depreciation	$ 45,000	$ 26,000	$ 0